Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2016	2017
	US$ thousands

Cash	5,858	12,834
Cash equivalents *	6,059	4,187
	11,917	17,021

*	Comprised mainly of deposits in banks as at December 31, 2016 and 2017 carrying a weighted average interest rate of 0.30% and 0.07%, respectively.